Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,486,145,894.68
Previously Paid Amount	0.00
Total Fee Amount	895,736.75
Total Offset Amount	0.00
Net Fee	$ 895,736.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A